Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current asset
Cash and cash equivalents	¥ 4,210	¥ 29,762
Short-term investments	137,496	107,878
Prepayments and other assets, net	3,579
Total current asset	145,285	137,640
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,714,518	1,714,269
Total non-current asset	1,714,518	1,714,269
Total assets	1,859,803	1,851,909
Current liability
Accrued expenses and other current liabilities	40,853	35,478
Convertible debt	9,737
Total current liability	50,590	35,478
Total liabilities	50,590	35,478
Shareholders’ equity
Class A ordinary shares	253	136
Additional paid-in capital	5,420,483	5,388,038
Accumulated other comprehensive loss	(383,833)	(383,235)
Accumulated deficit	(3,227,690)	(3,188,508)
Total shareholders’ equity	1,809,213	1,816,431
Total liabilities and shareholders’ equity	¥ 1,859,803	¥ 1,851,909